SUBSIDIARIES (Details) - Subsidiary		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Number of wholly owned subsidiaries		17
Taptica Inc
Disclosure of subsidiaries [line items]
Name of company		Taptica Inc
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Tremor Video Inc
Disclosure of subsidiaries [line items]
Name of company		Tremor Video Inc
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Adinnovation Inc
Disclosure of subsidiaries [line items]
Name of company		Adinnovation Inc
Principal location of the Company’s activity		Japan
The Group’s ownership interest in the subsidiary for the year ended December 31		0.00%	100.00%
Taptica UK
Disclosure of subsidiaries [line items]
Name of company		Taptica UK
Principal location of the Company’s activity		UK
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
YuMe Inc
Disclosure of subsidiaries [line items]
Name of company	[1]	YuMe Inc
Principal location of the Company’s activity	[2]	USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%	100.00%
Perk.com Canada Inc
Disclosure of subsidiaries [line items]
Name of company		Perk.com Canada Inc
Principal location of the Company’s activity		Canada
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
R1Demand LLC
Disclosure of subsidiaries [line items]
Name of company	[1]	R1Demand LLC
Principal location of the Company’s activity	[2]	USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%	100.00%
Nexxen Group LLC (f/k/a Unruly Group LLC)
Disclosure of subsidiaries [line items]
Name of company		Nexxen Group LLC (f/k/a Unruly Group LLC)
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Nexxen Group US Holdings Inc. (f/k/a Unruly Group US Holding Inc)
Disclosure of subsidiaries [line items]
Name of company	[1]	Nexxen Group US Holdings Inc. (f/k/a Unruly Group US Holding Inc)
Principal location of the Company’s activity	[2]	USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%	100.00%
Nexxen Holdings Ltd (f/k/a Unruly Holdings Limited)
Disclosure of subsidiaries [line items]
Name of company	[1]	Nexxen Holdings Ltd (f/k/a Unruly Holdings Limited)
Principal location of the Company’s activity	[2]	UK
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%	100.00%
Nexxen Group Ltd (f/k/a Unruly Group Limited)
Disclosure of subsidiaries [line items]
Name of company	[1]	Nexxen Group Ltd (f/k/a Unruly Group Limited)
Principal location of the Company’s activity	[2]	UK
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%	100.00%
Unruly Media GmbH
Disclosure of subsidiaries [line items]
Name of company		Unruly Media GmbH
Principal location of the Company’s activity		Germany
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Unruly Media Pte Ltd
Disclosure of subsidiaries [line items]
Name of company	[1]	Unruly Media Pte Ltd
Principal location of the Company’s activity	[2]	Singapore
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%	100.00%
Nexxen Pty Ltd (f/k/a Unruly Media Pty Ltd)
Disclosure of subsidiaries [line items]
Name of company		Nexxen Pty Ltd (f/k/a Unruly Media Pty Ltd)
Principal location of the Company’s activity		Australia
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Unruly Media KK
Disclosure of subsidiaries [line items]
Name of company		Unruly Media KK
Principal location of the Company’s activity		Japan
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Unmedia Video Distribution Sdn Bhd
Disclosure of subsidiaries [line items]
Name of company		Unmedia Video Distribution Sdn Bhd
Principal location of the Company’s activity		Malaysia
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
SpearAd GmbH
Disclosure of subsidiaries [line items]
Name of company		SpearAd GmbH
Principal location of the Company’s activity		Germany
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Nexxen Inc. (f/k/a Amobee Inc)
Disclosure of subsidiaries [line items]
Name of company	[1]	Nexxen Inc. (f/k/a Amobee Inc)
Principal location of the Company’s activity	[2]	USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%	100.00%
Amobee EMEA Limited
Disclosure of subsidiaries [line items]
Name of company		Amobee EMEA Limited
Principal location of the Company’s activity		UK
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Amobee International Inc
Disclosure of subsidiaries [line items]
Name of company		Amobee International Inc
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Amobee Ltd
Disclosure of subsidiaries [line items]
Name of company		Amobee Ltd
Principal location of the Company’s activity		Israel
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Amobee Asia Pte Ltd
Disclosure of subsidiaries [line items]
Name of company	[1]	Amobee Asia Pte Ltd
Principal location of the Company’s activity	[2]	Singapore
The Group’s ownership interest in the subsidiary for the year ended December 31	[2]	100.00%	100.00%
Amobee ANZ Pty Ltd
Disclosure of subsidiaries [line items]
Name of company		Amobee ANZ Pty Ltd
Principal location of the Company’s activity		Australia
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%

[1]	Under these companies, there are twenty-seven (27) wholly owned subsidiaries that are inactive and in liquidation process.
[2]	Under these companies, there are seventeen (17) wholly owned subsidiaries that are inactive and in liquidation process.